Schedule of discontinued operations (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 10,269,586	$ 12,214,502
Net income (loss) from discontinued operations	133,915	(3,464,477)
WinView Inc [member]
IfrsStatementLineItems [Line Items]
Revenue		9,020
Salaries and wages		579,280
Consulting		367,280
Professional fees	1,596	229,587
Sponsorships and tournaments	15,155	61,619
Advertising and promotion		139,211
Office and general	10,275	153,725
Technology expenses		19,671
Amortization and depreciation		488,554
Restructuring Costs	2,242
Impairment expense
Interest expense	5,888	8,269
(Gain) loss on foreign exchange	501
Non-operational professional fees	(39,067)	974,447
Net income (loss) from discontinued operations	3,410	(3,012,623)
UMG [member]
IfrsStatementLineItems [Line Items]
Revenue	7,043	23,830
Salaries and wages		337,339
Consulting
Professional fees	1,140	(13,965)
Sponsorships and tournaments		387,467
Advertising and promotion	(126,173)	10,031
Office and general	421	16,394
Technology expenses	3,200	27,814
Amortization and depreciation	15,459	128,845
Restructuring Costs
Impairment expense
Interest expense	145	5,137
(Gain) loss on foreign exchange	(12,411)	28,790
Net income (loss) from discontinued operations	125,262	(904,022)
Eden Games [member]
IfrsStatementLineItems [Line Items]
Revenue		2,102,126
Salaries and wages		892,920
Consulting		422,085
Office and general		175,494
Amortization and depreciation		113,095
Interest expense		3,952
(Gain) loss on foreign exchange		32,804
Net income (loss) from discontinued operations		461,824
Share-based payments		(48)
Motorsports Group [member]
IfrsStatementLineItems [Line Items]
Revenue
(Gain) loss on foreign exchange	(5,243)	9,656
Net income (loss) from discontinued operations	$ 5,243	$ (9,656)